PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 3 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2023	December 31, 2022
Manufacturing equipment	$3,626,396	$2,516,859
Computers and software	1,621,474	1,608,075
Leasehold improvements	822,134	441,956
Furniture	—	27,587
	6,070,004	4,594,477
Less accumulated depreciation and amortization	(2,330,383)	(2,190,075)
Property and equipment, net	$3,739,621	$2,404,402

Depreciation and amortization expense for property and equipment was $0.4 million and $0.2 million for the three months ended September 30, 2023 and 2022, respectively, and $0.6 million and $0.3 million for the nine months ended September 30, 2023 and 2022, respectively.

During the nine months ended September 30, 2023, the Company disposed of property and equipment of $0.7 million which had an accumulated depreciation and amortization balance of $0.6 million. The resulting $0.1 million loss on disposal is reflected in the condensed consolidated statement of operations as other expense.

NOTE 4 — PROPERTY AND EQUIPMENT

On January 1, 2022, the Company adopted ASC 842 for Leases. Adoption of the new standards resulted in a reclassification of $2,349,591 of assets reported as property, plant and equipment prior to adoption, to right of use assets.

Property and equipment consisted of the following as of December 31:

	2022	2021
Manufacturing equipment	$2,516,859	$4,420,281
Computers and software	1,608,075	1,547,549
Furniture	27,587	27,587
Leasehold Improvements	441,956	295,471
	4,594,477	6,290,888
Less: accumulated depreciation	(2,190,075)	(2,934,293)
Total Property and equipment, net	$2,404,402	$3,356,595

Depreciation expense for the years ended December 31, 2022 and 2021 was $424,359 and $827,568 respectively.